Cover	Aug. 10, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2020
Entity File Number	001-38348
Entity Registrant Name	RANPAK HOLDINGS CORP.
Entity Central Index Key	0001712463
Entity Tax Identification Number	98-1377160
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7990 Auburn Road
Entity Address, City or Town	Concord Township
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44077
City Area Code	440
Local Phone Number	354-4445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PACK
Security Exchange Name	NYSE
Warrant [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	PACK WS
Security Exchange Name	NYSE